Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Subsequent Events [Abstract]
NOTE 12 - Subsequent Events

NOTE 10 – Subsequent Events

Management has reviewed material events subsequent of the period ended November 30, 2020 and through the date of filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”. In managements opinion, no material subsequent events have occurred as of the date of this quarterly report.

On December 18, 2020, one of our Directors exercised 16,667 stock options on a cashless basis resulting in the issuance of 5,667 shares of restricted common stock.

On December 18, 2020, Mr. John Conklin and the Company entered into an Amendment to the Separation, Consulting and Release of Claims Agreement dated November 24, 2020. Pursuant to the Amendment, no further payments are due to Mr. Conklin and all stock options granted under his employment agreement totaling 1,008,000 are cancelled.

NOTE 12 – Subsequent Events

Management has reviewed material events subsequent of the period ended August 31, 2020 and through the date of filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”. In managements opinion, no material subsequent events have occurred as of the date of this annual report.

From September 1 – October 26, 2020, the Company made capital contributions of $78,000 to SolarWindow Asia Co., Ltd., a Korean foreign direct investment company. The Board has approved an additional $753,000 for transfer to the Korean subsidiary.

On October 20, 2020, the Company settled all outstanding related party payables to Talia Jevan Properties, Inc., by making a payment of $53,251.

On October 19, 2020, the Company granted 50,000 options to Joseph Sierchio in connection with his appointment to the Board. The options have an exercise price of $3.42, vest as to 12,500 immediately and 12,500 each anniversary thereafter and expires on October 19, 2026.